FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets, Fair value [Abstract]
Investment in marketable securities	$ 426	$ 1,054
Foreign currency derivative contracts		141
Total financial assets	426	1,195
Level 1 [Member]
Assets, Fair value [Abstract]
Investment in marketable securities	426	$ 1,054
Foreign currency derivative contracts
Total financial assets	$ 426	$ 1,054
Level 2 [Member]
Assets, Fair value [Abstract]
Investment in marketable securities
Foreign currency derivative contracts		$ 141
Total financial assets		$ 141
Level 3 [Member]
Assets, Fair value [Abstract]
Investment in marketable securities
Foreign currency derivative contracts
Total financial assets